Organization and Principal Activities	12 Months Ended
Dec. 31, 2013
Organization and Principal Activities
Organization and Principal Activities

1.  Organization and Principal Activities

Country Style Cooking Restaurant Chain Co., Ltd. (the “Company” or “CSC Cayman”) was registered as an exempted company under the Companies Law of the Cayman Islands on August 14, 2007. On September 28, 2010, the Company’s ADSs became listed on the New York Stock Exchange under the ticker symbol “CCSC” and issued 23,000,000 ordinary shares to the public. The Company specializes in serving tasty Sichuan-style fast food over the counter in the People’s Republic of China (the “PRC”).

As of December 31, 2013, the Company’s subsidiaries are as follows:

	Place of Incorporation	Date of Incorporation	Percentage of Ownership (%)
Country Style Cooking International Restaurant Chain Group Ltd.	Hong Kong	August 23, 2007	100
Country Style Cooking (Chongqing) Investment Co., Ltd.	Chongqing, PRC	September 24, 2007	100
Chongqing Xinghong Growing Rich Management Co., Ltd.	Chongqing, PRC	March 25, 2008	100
Sichuan Country Style Cooking Restaurant Co., Ltd.	Chengdu, PRC	October 4, 2008	100
Xi’an Country Style Cooking Restaurant Co., Ltd.	Xi’an, PRC	May 19, 2008	100
Changsha Country Style Cooking Restaurant Co., Ltd.	Changsha, PRC	October 4, 2009	100
Shanghai Country Style Cooking Restaurant Co., Ltd.	Shanghai, PRC	September 1, 2009	100
Guizhou Country Style Cooking Restaurant Co., Ltd.	Guiyang, PRC	September 26, 2010	100
Beijing Country Style Cooking Restaurant Co., Ltd.	Beijing, PRC	September 27, 2011	100
Country (Chongqing) Commerce and Trading Co., Ltd.	Chongqing, PRC	May 23, 2012	100
Yunnan CountryStyle CookingRestaurant Co., Ltd.	Yunnan, PRC	May 28,2012	100

The Company and its subsidiaries are referred to as the “Group” hereafter.